Deferred Revenue And Profit	3 Months Ended
Mar. 31, 2011
Deferred Revenue And Profit
Deferred Revenue and Profit

15) Deferred Revenue and Profit

Deferred revenue and profit consists of the following:

In millions	As of March, 2011	As of December 31, 2010
Deferred revenue and profit for solar energy systems:
Short-term deposits on solar energy systems	$4.7	$8.8
Profit deferrals on solar energy system sales	86.1	63.2
Deferred subsidy revenue	12.5	11.8

Total solar energy system deferred revenue	$103.3	$83.8
Semiconductor and Solar Materials deferred revenue	114.1	115.2

Total deferred revenue	$217.4	$199.0